3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Component of Operating Other Cost and Expense [Line Items]
Revenue	$ 0	$ 0	$ 100,000	$ 0	$ 0	$ 0	$ 0	$ 100,000
Deposit limits per Owner			250,000		250,000
Company Deposit Limits			7,470,000
Depreciation expenses	843	74	1,247	338	338	1,056	3,154	4,401
Deferred offering costs	117,732		117,732		0	0	0	117,732
Deferred rent	991		991					991
Convertible notes, preferred stock, stock options and warrants	7,384,933		7,384,933		437,233		437,233	7,384,933
FederalMember
Component of Operating Other Cost and Expense [Line Items]
Net operating loss carryforwards	13,600,000		13,600,000					13,600,000
CaliforniaMember
Component of Operating Other Cost and Expense [Line Items]
Net operating loss carryforwards	$ 13,200,000		$ 13,200,000					$ 13,200,000